Initial Public Offering (Details) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Offering costs	$ 19,100,000
Deferred underwriting commissions	11,700,000
Derivative warrant liabilities	$ 593,000
Units sold to affiliates (in Shares)	34,500,000
Purchase of shares (in Shares)	1,010,000
Commissions on affiliated units (in Shares)	1,010,000
Ordinary share description				Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share
IPO [Member]
Initial Public Offering (Details) [Line Items]
Offering costs	$ 34,500,000
Gross proceeds	$ 345,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional units purchased (in Shares)	4,500,000
Purchase price per share (in Dollars per share)	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.5		$ 11.5
RICE ACQUISITION CORP. II [Member]
Initial Public Offering (Details) [Line Items]
Offering costs	$ 19,100,000
Additional units purchased (in Shares)		4,500,000		4,500,000
Purchase price per share (in Dollars per share)		$ 10		$ 10
Gross proceeds			$ 345,000,000,000
Deferred underwriting commissions	11,700,000
Derivative warrant liabilities	$ 593,000
Units sold to affiliates (in Shares)	34,500,000
Purchase of shares (in Shares)	1,010,000
Commissions on affiliated units (in Shares)	1,010,000
Ordinary share description		Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share
RICE ACQUISITION CORP. II [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Offering costs	$ 34,500,000
Purchase price per share (in Dollars per share)	$ 10
Gross proceeds	$ 345,000,000
RICE ACQUISITION CORP. II [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Additional units purchased (in Shares)	4,500,000
Purchase price per share (in Dollars per share)	$ 10